INCOME FROM CONTINUING OPERATIONS PER SHARE (Tables)	12 Months Ended
Jun. 29, 2018
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent [Abstract]
Schedule of Computation of Income From Continuing Operations Per Share
The computations of income from continuing operations per share are as follows:

	2018	2017

	(In millions, except per share amounts)
Income from continuing operations	$702	$628
Adjustments for participating securities outstanding	(2)	(1)
Income from continuing operations used in per basic and diluted common share calculations (A)	$700	$627
Basic weighted average common shares outstanding (B)	118.6	122.6
Impact of dilutive share-based awards	2.5	1.7
Diluted weighted average common shares outstanding (C)	121.1	124.3
Income from continuing operations per basic common share (A)/(B)	$5.90	$5.11
Income from continuing operations per diluted common share (A)/(C)	$5.78	$5.04